Financial Instruments and Risk Management - Narrative (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 CAD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash	$ 34,510,000					$ 12,251,000
Borrowings	21,567,000
Maximum borrowing capacity	$ 64,500,000
Interest rate risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percentage	1.00%		1.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Percent	1.00%		1.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Impact On Profit (Loss)	$ 300,000
Possible decrease in risk variable percentage	1.00%		1.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Decrease In Risk Variable, Impact On Profit (Loss)	$ 300,000
Canada dollars [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Possible change in risk variable percentage	10.00%		10.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Percent	10.00%		10.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Impact On Profit (Loss)	$ 500,000
Possible decrease in risk variable percentage	10.00%		10.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Decrease In Risk Variable, Impact On Profit (Loss)	$ 500,000
Egypt pounds [member] | Currency risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Percent	10.00%		10.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Increase In Risk Variable, Impact On Profit (Loss)	$ 300,000
Possible decrease in risk variable percentage	10.00%		10.00%
Sensitivity Analysis For Types Of Market Risk, Reasonably Possible Decrease In Risk Variable, Impact On Profit (Loss)	$ 300,000
Cash	3,000,000					2,300,000
Revolving Reserves-Based Lending Facility [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	6,567,000
Maximum borrowing capacity						19,200,000	$ 25,000,000
Repayments of non-current borrowings	1,500,000	$ 2,000,000
Line of credit facility drawn amount	400,000		$ 500,000
Line of credit facilities, remaining borrowing capacity amount	6,600,000		$ 8,300,000
Revolving Reserves-Based Lending Facility [Member] | Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum borrowing capacity				$ 19,200,000	$ 25,000,000
Revolving Reserves-Based Lending Facility [Member] | Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Maximum borrowing capacity				$ 11,000,000	$ 15,000,000
Prepayment agreement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	15,000,000
Repayments of non-current borrowings	15,000,000
Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	86,000,000
Gross carrying amount [member] | Prepayment agreement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	75,000,000
Gross carrying amount [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	21,500,000
Gross carrying amount [member] | Prepayment agreement [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Borrowings	$ 15,000,000					$ 30,000,000